UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



               Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019


13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York            August 9, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                28

Form 13F Information Table Value Total:                $73,869
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                           FORM 13F INFORMATION TABLE
                                                 Errol M Rudman
                                                  June 30, 2012


COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                               TITLE                         VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)    PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                ---------        ------      ---------   -----------------  ----------- --------- -----  ------- -----

BELDEN INC                     COM              077454106     1,034      31,000 SH          SOLE        NONE      31,000
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103       898      42,200 SH          SOLE        NONE      42,200
BRUKER CORP                    COM              116794108     1,236      92,900 SH          SOLE        NONE      92,900
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1,595     120,000 SH          SOLE        NONE     120,000
CVS CAREMARK CORPORATION       COM              126650100     4,972     106,404 SH          SOLE        NONE     106,404
DIREXION SHS ETF TR            20YR TRES BEAR   25459Y678       746      13,600 SH          SOLE        NONE      13,600
HARVARD BIOSCIENCE INC         COM              416906105       742     196,900 SH          SOLE        NONE     196,900
LAZARD LTD                     SHS A            G54050102     1,952      75,123 SH          SOLE        NONE      75,123
MARTHA STEWART LIVING OMNIME   CL A             573083102     2,218     652,234 SH          SOLE        NONE     652,234
MOHAWK INDS INC                COM              608190104       342       4,900 SH          SOLE        NONE       4,900
NATIONSTAR MTG HLDGS INC       COM              63861C109     1,098      51,000 SH          SOLE        NONE      51,000
PENNEY J C INC                 COM              708160106     1,865      80,000 SH          SOLE        NONE      80,000
PROSHARES TR II                ULTRASHRT EURO   74347W882     1,881      90,000 SH          SOLE        NONE      90,000
RITCHIE BROS AUCTIONEERS       COM              767744105     4,864     228,900 SH          SOLE        NONE     228,900
ROCK-TENN CO                   CL A             772739207     2,328      42,685 SH          SOLE        NONE      42,685
ROUSE PPTYS INC                COM              779287101     1,355     100,000 SH          SOLE        NONE     100,000
RUSH ENTERPRISES INC           CL A             781846209     2,209     135,093 SH          SOLE        NONE     135,093
SCIQUEST INC NEW               COM              80908T101       248      13,814 SH          SOLE        NONE      13,814
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106     2,763     103,160 SH          SOLE        NONE     103,160
SIRONA DENTAL SYSTEMS INC      COM              82966C103     1,778      39,500 SH          SOLE        NONE      39,500
SLM CORP                       COM              78442P106     1,128      71,800 SH          SOLE        NONE      71,800
SOTHEBYS                       COM              835898107     1,321      39,600 SH          SOLE        NONE      39,600
STIFEL FINL CORP               COM              860630102     1,344      43,500 SH          SOLE        NONE      43,500
TRANSDIGM GROUP INC            COM              893641100    12,595      93,781 SH          SOLE        NONE      93,781
TW TELECOM INC                 COM              87311L104    13,208     514,741 SH          SOLE        NONE     514,741
UNITED CONTL HLDGS INC         COM              910047109     2,555     105,000 SH          SOLE        NONE     105,000
WESCO AIRCRAFT HLDGS INC       COM              950814103     4,392     344,974 SH          SOLE        NONE     344,974
WAUSAU PAPER CORP              COM              943315101     1,203     123,641 SH          SOLE        NONE     123,641




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